Summary of Significant Accounting Policies - Schedule of Information of Revenues (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Information of Revenues [Line Items]
Total revenue	$ 8,726,016	$ 2,830,442
Concerts and entertainment events [Member]
Schedule of Information of Revenues [Line Items]
Total revenue		2,722,642
Construction management consulting services [Member]
Schedule of Information of Revenues [Line Items]
Total revenue		107,800
Cryptocurrency mining revenue [Member]
Schedule of Information of Revenues [Line Items]
Total revenue	$ 8,726,016